Financial Risk Management - Capital Management - Schedule of Capital (Details) $ in Millions, $ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of financial liabilities [line items]
Holding company cash and investments (net of short sale and derivative obligations)	$ 37,900.0		$ 37,300.0
Borrowings	7,232.6		6,480.4
Net debt	6,134.0		4,929.8
Non-controlling interests	3,529.1		4,250.4
Total equity	$ 17,907.2		$ 17,365.2	$ 18,412.0
Net debt/total equity	34.30%	34.30%	28.40%
Net debt/net total capital	25.50%	25.50%	22.10%
Total debt/total capital	28.80%	28.80%	27.20%
Interest coverage	6.5	6.5	3.5
Interest and preferred share dividend distribution coverage	5.7	5.7	3.0
Common shareholders’ equity
Disclosure of financial liabilities [line items]
Equity in stock	$ 13,042.6		$ 11,779.3
Preferred shares
Disclosure of financial liabilities [line items]
Equity in stock	1,335.5	$ 1,456.0	1,335.5
Holding company
Disclosure of financial liabilities [line items]
Holding company cash and investments (net of short sale and derivative obligations)	1,098.6		1,550.6
Borrowings	4,117.3		3,859.5
Insurance and reinsurance companies
Disclosure of financial liabilities [line items]
Borrowings	1,039.6		995.7
Non-insurance companies
Disclosure of financial liabilities [line items]
Borrowings	2,075.7		1,625.2
Excluding consolidated non-insurance companies
Disclosure of financial liabilities [line items]
Borrowings	5,156.9		4,855.2
Net debt	4,058.3		3,304.6
Non-controlling interests	1,519.8		1,437.1
Total equity	$ 15,897.9		$ 14,551.9
Net debt/total equity	25.50%	25.50%	22.70%
Net debt/net total capital	20.30%	20.30%	18.50%
Total debt/total capital	24.50%	24.50%	25.00%
Interest coverage	9.8	9.8	3.2
Interest and preferred share dividend distribution coverage	7.9	7.9	2.6
Excluding consolidated non-insurance companies | Common shareholders’ equity
Disclosure of financial liabilities [line items]
Equity in stock	$ 13,042.6		$ 11,779.3
Excluding consolidated non-insurance companies | Preferred shares
Disclosure of financial liabilities [line items]
Equity in stock	1,335.5		1,335.5
Excluding consolidated non-insurance companies | Holding company
Disclosure of financial liabilities [line items]
Holding company cash and investments (net of short sale and derivative obligations)	1,098.6		1,550.6
Borrowings	4,117.3		3,859.5
Excluding consolidated non-insurance companies | Insurance and reinsurance companies
Disclosure of financial liabilities [line items]
Borrowings	1,039.6		995.7
Excluding consolidated non-insurance companies | Non-insurance companies
Disclosure of financial liabilities [line items]
Borrowings	$ 0.0		$ 0.0